Share-based Payments - Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment [Line Items]
Share-based payment expense	$ 8,222	$ 22,850	$ 4,415
General and administrative
Share-based Payment [Line Items]
Share-based payment expense	6,893	21,993	3,185
Research and development
Share-based Payment [Line Items]
Share-based payment expense	$ 1,329	$ 857	$ 1,230